DESCRIPTION OF BUSINESS AND ORGANIZATION (Details)	6 Months Ended
Jun. 30, 2025
LEET Inc. [Member]
Name of subsidiaries	LEET Inc.
Place of incorporation and kind of legal entity	BVI
Principal activities	Investment holding
Particulars of registered/ paid up share capital	Unlimited ordinary shares at no par value
Effective interest held	100.00%
Leet Entertainment Sdn. Bhd. [Member]
Name of subsidiaries	Leet Entertainment Sdn. Bhd.
Place of incorporation and kind of legal entity	Malaysia
Principal activities	Provision of information technology and mobile application development and digital content publishing service
Particulars of registered/ paid up share capital	1,000 ordinary shares at par value of MYR1
Effective interest held	100.00%
Leet Technology (BD) Ltd. [Member]
Name of subsidiaries	Leet Technology (BD) Ltd.
Place of incorporation and kind of legal entity	Bangladesh
Principal activities	Provision of information technology and mobile application development and digital content publishing service
Particulars of registered/ paid up share capital	100,000 ordinary shares at par value of Taka 100
Effective interest held	80.00%